October 15, 2013 Via Edgar
ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE
MILWAUKEE, WI  53202-5306
414.271.2400 TEL
414.297.4900 FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
060587-0103

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 30549
Re:	FMI Common Stock Fund, Inc. – Definitve Proxy Materials

Ladies and Gentlemen:

On behalf of FMI Common Stock Fund, Inc., a Wisconsin corporation (the “Company”), we are hereby transmitting for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s definitive notice of special meeting, definitive proxy statement and definitive form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with a special meeting of shareholders of the FMI Common Stock Fund, the sole series of the Company, to be held on November 25, 2013 (the “Special Meeting”).

The only substantive matter to be considered at the Special Meeting is the approval of an agreement and plan of reorganization.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/Peter D. Fetzer

Peter D. Fetzer

Attachments

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.
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